Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 13, 2024	Mar. 03, 2023
Equity method investee cumulative Voting Rights after all transactions
Stock repurchase program, authorized amount		$ 500
Stock repurchase program, period in Force	12 months